Derivatives - Narrative (Details) € in Millions, $ in Millions		9 Months Ended
	Jul. 14, 2022 USD ($) Derivativeinstrument	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Jul. 22, 2022 Derivativeinstrument	Dec. 31, 2021 USD ($)
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional amount					$ 24.2
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 600.0
Derivative, maturity	2025-04
Basis spread on variable rate (as a percent)	3.293%	1.50%	1.50%
Number of derivative instruments | Derivativeinstrument	2
Derivative, Gain on Derivative		$ 4.2
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Basis spread on variable rate (as a percent)	1.125%
Net Investment Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Notional amount		$ 275.0	€ 270
Derivative, maturity		2025-04
Number of derivative instruments | Derivativeinstrument				2
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional amount		$ 183.1			$ 180.8